Organization and Business Operations	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations
1.	Organization and Business Operations
Organization and General
Gores Holdings III, Inc. (the “Company”) was incorporated in Delaware on October 23, 2017. The Company was formed for the purpose of effecting a merger, Capital Stock exchange, asset acquisition, stock purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). The Company had neither engaged in any operations nor generated any revenue prior to the completion of the Business Combination (as described below). The Company’s Sponsor is Gores Sponsor III, LLC, a Delaware limited liability company (the “Sponsor”).
As of December 31, 2019, the Company had not commenced any operations. All activity for the year ended December 31, 2019 relates to the Company’s formation and initial public offering (“Public Offering”) described below and efforts directed toward locating a suitable Business Combination. The Company completed the Public Offering on September 11, 2018 (the “IPO Closing Date”). The Company did not generate any operating revenues until after the completion of its Business Combination (as defined below). Subsequent to the Public Offering, the Company has generated non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering and the sale of the Private Placement Warrants (as defined below) held in the Trust Account (as defined below).
PAE Business Combination
On November 1, 2019, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, EAP Merger Sub, Inc., a direct, wholly-owned subsidiary of the Company (“First Merger Sub”), EAP Merger Sub II, LLC, a direct, wholly-owned subsidiary of the Company (“Second Merger Sub”), Shay Holding Corporation (“Shay”), the ultimate parent of Pacific Architects and Engineers, LLC (“PAE”), and Platinum Equity Advisors, LLC, in its capacity as the stockholder representative (the “Stockholder Representative”), which provides for, among other things, (i) the merger of First Merger Sub with and into Shay, with Shay continuing as the surviving corporation (the “First Merger”) and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of Shay with and into Second Merger Sub with Second Merger Sub continuing as the surviving company (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “PAE Business Combination”).
The PAE Business Combination closed on February 10, 2020 (the “Closing”). As a result of the First Merger, the Company owns 100% of the outstanding common stock of Shay and each share of common stock of Shay was cancelled and converted into the right to receive a portion of the consideration payable in connection with the merger. As a result of the Second Merger, the Company owns 100% of the outstanding interests in the Second Merger Sub. As a result of the completion of the PAE Business Combination, the Company owns, directly or indirectly,
100
% of the stock of Shay and its subsidiaries and the stockholders of Shay as of immediately prior to the effective time of the First Merger (the “Shay Stockholders”) hold a portion of the Class A Common Stock, par value $0.0001 per share, of the Company (the “Class A Stock”).
In connection with the Closing, the Company changed its name from Gores Holdings, III, Inc. to PAE Incorporated. For more information on the PAE Business Combination see Note 10
.
For accounting purposes, the PAE Business Combination will be accounted for as a reverse acquisition and recapitalization in which Shay is considered the accounting acquirer (legal acquiree) and the Company is considered the accounting acquiree (and legal acquir
e
r).

The PAE Business Combination is a subsequent event which occurred after the periods for which these consolidated financial statements are presented. However, an annual report on Form
10-K,
including consolidated financial statements of Gores Holdings III, Inc. for the periods presented herein, is required to be filed with the Securities and Exchange Commission (“SEC”). The financial statements herein reflect the historical operations of Gores Holdings III, Inc
.
and its s
ubsidiaries
,
the legal acquirer, unless otherwise noted. The Company’s financial statement presentation to be included in quarterly and annual filings with the SEC on Forms
10-Q
and
10-K
with respect to periods subsequent to the PAE Business Combination will include the consolidated financial statements of Shay and its subsidiaries for periods prior to the completion of the PAE Business Combination and of PAE Incorporated for periods from and after the Closing.
Pursuant to the terms of the Merger Agreement, the aggregate merger consideration paid for the PAE Business Combination was approximately $1.4 billion. The consideration paid to the Shay Stockholders consisted of a combination of cash and stock consideration. The aggregate cash consideration paid to the Shay Stockholders at the Closing was approximately $417 million, consisting of (a) approximately $408 million of cash available to the Company from the Trust Account, after giving effect to income and franchise taxes payable in respect of interest income earned in the Trust Account and redemptions that were elected by the Company’s public stockholders, plus (b) all of the Company’s other cash and cash equivalents, plus (c) gross proceeds of approximately $220.0 million from the Company’s Private Placement (as defined below), less (d) certain transaction fees and expenses, including the payment of deferred underwriting commissions agreed to at the time of the Public Offering, less (e) certain payments to participants in the Pacific Architects and Engineers Incorporated 2016 Participation Plan, less (f) approximately $138 million used to repay a portion of the indebtedness of Shay immediately prior to the Closing, less (g) approximately $33 million of transaction fees and expenses of Shay. The remainder of the consideration paid to the Shay Stockholders consisted of 21,127,823 newly issued shares of Class A Stock (the “Stock Consideration”).
In order to facilitate the PAE Business Combination, the Sponsor agreed to the cancellation of approximately 3,000,000 shares of the Company’s Class F common stock held by it, 1,086,956 shares of which were cancelled and reissued as Class A Stock on a one-for-one
basis and issued to the Shay Stockholders as additional Stock Consideration and 1,913,044 shares of which were cancelled in respect of the Private Placement representing a portion of the total number of shares of Class A Stock that the Company sold to the participants in the Private Placement at a discounted price of $9.20 per share. The remaining shares of Class F Stock were automatically converted into shares of Class A Stock on a one-for-one
basis at the Closing and will continue to be subject to the transfer restrictions applicable to such shares of Class F Stock.
In addition to the foregoing consideration paid at the Closing, Shay Stockholders will be entitled to receive additional earn-out
payments from the Company of up to an aggregate of four million shares of Company Class A common stock, if the price of Class A common stock trading on the Nasdaq exceeds certain thresholds during the five-year period following the completion of the Mergers.
On November 1, 2019, the Company entered into subscription agreements with certain investors, pursuant to which the investors agreed to purchase, at Closing, in the aggregate 23,913,044 shares of Class A common stock in a private placement for $9.20 per share (the “Private Placement”).
On the Februar
y 10, 2020 Closing
, the
gross proceeds from the Private Placement of $220,000,000 were used to partially fund the cash consideration paid in connection with the PAE Business Combination.
Financing
Upon the September 11, 2018 closing of the Public Offering and the sale of the Private Placement Warrants, an aggregate of $400,000,000 was placed in a Trust Account with Continental Stock Transfer & Trust Company (the “Trust Account”) acting as trustee.
Trust Account
Prior to the PAE Business Combination, funds held in the Trust Account could be invested only in U.S. government treasury bills with a maturity of one hundred and eighty (180) days or less or in money market funds meeting certain conditions under Rule 2a 7 under the Investment Company Act of 1940, as amended, that invest only in direct U.S. government obligations. As of December 31, 2019, the Trust Account consisted of cash and treasury bills.

As of December 31, 2019, the Company’s amended and restated certificate of incorporation provided that, other than the withdrawal of interest to fund regulatory compliance requirements and other costs related thereto (a “Regulatory Withdrawal”), subject to an annual limit of $750,000 for a maximum 24 months and/or additional amounts necessary to pay franchise and income taxes, if any, none of the funds held in trust would be released until the earliest of: (i) the completion of the Business Combination; or (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company did not complete the Business Combination within 24 months from the IPO Closing Date; or (iii) the redemption of 100% of the public shares of common stock if the Company was unable to complete a Business Combination within 24 months from the IPO Closing Date, subject to the requirements of law and stock exchange rules.
Business Combination
The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering were intended to be generally applied toward consummating a Business Combination. The Business Combination was required to be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (less any deferred underwriting commissions (the “Deferred Discount”) and taxes payable on interest income earned) at the time of the Company signing a definitive agreement in connection with the Business Combination.
The Company, after signing a definitive agreement for a Business Combination, was required to either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable.
On February 7, 2020, the Company held a special meeting of the Company’s stockholders (
the
“Special Meeting”), held in lieu of the 2020 annual meeting of the Company’s stockholders, at which stockholders representing a majority of the outstanding shares of common stock approved the PAE Business Combination. The actual redemptions of common stock by Company stockholders in conjunction with the stockholder vote was 213 shares.
As a result of the foregoing redemption provisions, the public shares of common stock subject to redemption are recorded at redemption amount and classified as temporary equity, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “
Distinguishing Liabilities from Equity
” (“ASC 480”) in the accompanying consolidated balance sheets.
The Company had 24 months from the IPO Closing Date to complete its Business Combination. If the Company did not complete a Business Combination within this period of time, it was required to (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of common stock for a per share pro rata portion of the Trust Account, including interest income, but less taxes payable (less up to $100,000 of such net interest income to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire public shares of common stock, they were entitled to a pro rata share of the Trust Account in the event the Company did not complete a Business Combination within the required time period.

In the event of such distribution, it was possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) would be less than the initial public offering price per Unit in the Public Offering.